Commitments and Contingencies - Services Purchase Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Commitments and Contingencies
Total	$ 6,705
Less Than 1 year	3,580
1-3 years	3,125
Purchase obligations remaining non-cancelable contractual commitments	6,705	$ 15,667
Aggregate purchase committed value	37,500
Total payments made	$ 36,735	$ 27,023